                   HARTFORD LEADERS OUTLOOK (SERIES I AND IR)
                            SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-40414



   SUPPLEMENT DATED MAY 20, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MAY 6, 2005

   SUPPLEMENT DATED MAY 20, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION


Effective July 1, 2005, AIM V.I. Dent Demographic Trends Fund will change its name to AIM V.I. Demographic Trends Fund. All references in your prospectus to AIM V.I. Dent Demographic Trends Fund will be replaced with AIM V.I. Demographic Trends Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV - 5186